Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Advance Type, Balances and Interest Rate Ranges
The advance type, balances, and interest rate ranges for the dates indicated are as follows:

	December 31, 2014
Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range
(Dollars in thousands)
Fixed rate bullet	$60,000	0.30% to 3.22%	1.04%	January 2015 through April 2019
Variable rate	9,919	0.43%	0.43%	January 2015
LIBOR adjustable	15,000	0.47% to 0.50%	0.49%	September 2015 through July 2016
Total advances	$84,919

	December 31, 2013
Advance Type	Balance	Interest Rate Range	Weighted Average Rate	Maturity Date Range
(Dollars in thousands)
Fixed rate bullet	$45,000	0.32% to 3.22%	1.02%	May 2014 through January 2018
Variable rate	26,777	0.50%	0.50%	January 2014 through June 2014
LIBOR adjustable	15,000	0.46% to 0.49%	0.48%	September 2015 through July 2016
Total advances	$86,777

Schedule of Repayments Advances from Federal Home Loan Banks	The required payments for FHLB advances over the next five years are as follows at December 31, 2014:

(Dollars in thousands)
2015	$49,919
2016	10,000
2017	10,000
2018	10,000
2019	5,000